Related Party Transactions (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Related Party Transactions
Aggregate principal amount	$ 1,676
Interest expense	0
Proceeds from related party	1,676
Withholding payroll taxes paid on behalf of ultimate parent company	123
Sale of forklifts to SolarJuice Co., Ltd	103
Amount due from SolarJuice Co., Ltd	$ 103